The Company and basis of presentation	9 Months Ended
Sep. 30, 2021
The Company and basis of presentation
The Company and basis of presentation

1.    The Company and basis of presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien) registered in the commercial registry of Hof an der Saale under HRB 4019, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, is the world’s leading provider of products and services for individuals with renal diseases, based on publicly reported revenue and number of patients treated. The Company provides dialysis care and related services to persons who suffer from End-Stage Kidney Disease (“ESKD”), as well as other health care services. The Company also develops, manufactures and distributes a wide variety of health care products. The Company’s health care products include hemodialysis machines, peritoneal dialysis cyclers, dialyzers, peritoneal dialysis solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals, systems for water treatment, acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company’s other health care services include value and risk-based arrangements, pharmacy services, vascular, cardiovascular and endovascular specialty services as well as ambulatory surgery center services, physician nephrology and cardiology services and ambulant treatment services.

In these unaudited notes, “FMC-AG & Co. KGaA,” “Company” or the “Group” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management AG” and the “General Partner” refer to Fresenius Medical Care Management AG which is FMC-AG & Co. KGaA’s general partner and is wholly owned by Fresenius SE. “Management Board” refers to the members of the management board of Management AG and, except as otherwise specified, “Supervisory Board” refers to the supervisory board of FMC-AG & Co. KGaA. The term “North America Segment” refers to the North America operating segment, the term “EMEA Segment” refers to the Europe, Middle East and Africa operating segment, the term “Asia-Pacific Segment” refers to the Asia-Pacific operating segment, and the term “Latin America Segment” refers to the Latin America operating segment. For further discussion of the Company’s operating and reportable segments, see note 11.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), using the euro as the Company's reporting and functional currency.

The quarterly financial report is prepared in accordance with International Accounting Standard ("IAS") 34, Interim Financial Reporting, and contains condensed financial statements, in that it does not include all of the notes that would be required in a complete set of financial statements, but rather selected explanatory notes. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020 (the “2020 Form 20-F”) in accordance with IAS 1, Presentation of Financial Statements.

The consolidated financial statements at September 30, 2021 and for the three- and nine-months ended September 30, 2021 and 2020 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2020 Form 20-F. The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The Company applies IAS 29, Financial Reporting in Hyperinflationary Economies, in its Argentine and Lebanese subsidiaries due to inflation in these countries. The table below details the specific inputs used to calculate the loss on net monetary position on a country-specific basis for the nine months ended September 30, 2021.

Inputs for the calculation of losses on net monetary positions

	Argentina	Lebanon
Date of IAS 29 initial application	July 1, 2018	December 31, 2020
Consumer price index	Índice de precios al consumidor	Central Administration of Statistics
Index at September 30, 2021	528.5	614.0
Calendar year increase	37%	116%
Loss on net monetary position in € THOUS	20,168	2,639

The effective tax rate of 24.1% and 23.0% for the three and nine months ended September 30, 2021 is recognized on the basis of the best estimate made for the weighted average annual income tax rate expected for the full year and applied to income before income taxes reported in the interim financial statements.

In the consolidated statements of income, "Selling, general and administrative" expenses related to the amortization of internally developed software and other costs in the amount of €7,872 and €25,144 for the three- and nine-month periods ended September 30, 2020, respectively, have been reclassified to “Costs of Revenue” to conform to the current year’s presentation.

In the consolidated statements of income, "(Gain) loss related to divestitures of Care Coordination activities" in the amount of €3,236 and €32,160 for the three- and nine-month periods ended September 30, 2020, respectively, which were previously presented separately, have been included within “Selling, general and administrative” expenses to conform to the current year’s presentation.

The results of operations for the three and nine months ended September 30, 2021 are not necessarily indicative of the results of operations for the year ending December 31, 2021.

On November 2, 2021, the Management Board authorized the issuance of the Company’s unaudited consolidated financial statements.

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its consolidated financial statements at and for the nine months ended September 30, 2021 in conformity with IFRS that must be applied for the interim periods starting on or after January 1, 2021. In the nine months ended September 30, 2021, there were no recently implemented accounting pronouncements that had a material effect on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standards which are relevant for the Company:

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, Insurance Contracts, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminates this diversity in practice by requiring all insurance contracts to be accounted for using current values. The frequent updates to the insurance values are expected to provide more useful information to users of financial statements. On June 25, 2020, the IASB issued amendments to IFRS 17, which among others, defer the effective date to fiscal years beginning on or after January 1, 2023. Earlier adoption is permitted for entities that have also adopted IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers. The Company is evaluating the impact of IFRS 17 on the consolidated financial statements.

Amendments to IAS 1, Classification of Liabilities as Current and Non-current

In January 2020, the IASB issued Amendments to IAS 1, Classification of Liabilities as Current and Non-current. The amendments clarify under which circumstances debt and other liabilities with an uncertain settlement date should be classified as current or non-current. Among others, the amendments state that liabilities shall be classified depending on rights that exist at the end of the reporting period and define under which conditions liabilities might be settled by cash, other economic resources or equity.

On July 15, 2020, the IASB deferred the effective date by one year to provide companies with more time to implement any classification changes resulting from the amendments. The Amendments to IAS 1 are now effective for annual reporting periods beginning on or after January 1, 2023. Earlier adoption is permitted. The Company is currently evaluating the impact of the amendments to IAS 1 on the consolidated financial statements.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.